Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio	Apr. 29, 2023 USD ($)
VIP FundsManager 20% Portfolio - Service Class
Expense Example:
1 year	$ 55
3 years	184
5 years	348
10 years	824
VIP FundsManager 20% Portfolio - Service Class 2
Expense Example:
1 year	70
3 years	232
5 years	430
10 years	$ 1,003